Financial risk management - Liquidity risk (Details) - GBP (£)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Details of liquidity risk
Cash and cash equivalents	£ 73,549,000	£ 76,019,000	£ 121,223,000	£ 110,658,000
Less than 1 year
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	284,941,000	340,355,000
Financial liabilities, undiscounted cash flows	287,563,000	337,030,000
Less than 1 year | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	225,657,000	216,555,000
Less than 1 year | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	57,665,000	121,835,000
Less than 1 year | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	1,619,000	1,965,000
Less than 1 year | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	2,622,000	847,000
Less than 1 year | Cash inflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows		(4,172,000)
Between 1 and 2 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	142,690,000	110,876,000
Financial liabilities, undiscounted cash flows	145,606,000	111,389,000
Between 1 and 2 years | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	113,748,000	84,851,000
Between 1 and 2 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	27,665,000	24,883,000
Between 1 and 2 years | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	1,277,000	1,142,000
Between 1 and 2 years | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	2,916,000	531,000
Between 1 and 2 years | Cash inflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows		(18,000)
Between 2 and 5 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	652,299,000	487,651,000
Financial liabilities, undiscounted cash flows	655,268,000	488,403,000
Between 2 and 5 years | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	81,937,000	90,720,000
Between 2 and 5 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	567,432,000	394,092,000
Between 2 and 5 years | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	2,930,000	2,839,000
Between 2 and 5 years | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	2,969,000	865,000
Between 2 and 5 years | Cash inflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows		(113,000)
Over 5 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	6,698,000	197,877,000
Financial liabilities, undiscounted cash flows	6,698,000	197,877,000
Over 5 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows		190,177,000
Over 5 years | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	£ 6,698,000	£ 7,700,000